Organization and description of business (Additional Information) (Details) $ / shares in Units, $ in Thousands, $ in Thousands																										1 Months Ended					3 Months Ended	8 Months Ended	12 Months Ended
	Sep. 28, 2020 USD ($) shares	Sep. 28, 2020 AUD ($) shares	Sep. 20, 2020 HKD ($)	Aug. 31, 2020 USD ($) shares	Dec. 23, 2019 USD ($) shares	Sep. 20, 2019 USD ($) shares	Sep. 20, 2019 HKD ($) shares	Apr. 25, 2019 USD ($) shares	Apr. 25, 2019 HKD ($) shares	Mar. 08, 2019 USD ($) $ / shares shares	Feb. 05, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jun. 26, 2018 USD ($) $ / shares shares	Jun. 07, 2018 USD ($) $ / shares shares	Mar. 08, 2018 USD ($) property shares	Mar. 08, 2018 HKD ($) property shares	Dec. 22, 2017 USD ($) shares	Dec. 22, 2017 HKD ($) shares	May 10, 2017 USD ($) $ / shares	Apr. 28, 2017 USD ($) shares	Dec. 27, 2016 USD ($)	Feb. 29, 2016 shares	Jan. 19, 2016 $ / shares	Dec. 28, 2015 USD ($) shares	Mar. 12, 2010 shares	Aug. 31, 2020 USD ($) shares	Jan. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2018	Aug. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 $ / shares shares	Aug. 31, 2020 HKD ($)	Sep. 20, 2019 HKD ($)	Apr. 25, 2019 HKD ($)	Jun. 25, 2018 USD ($) $ / shares shares	Jun. 07, 2018 HKD ($)	May 17, 2018 USD ($)	Apr. 18, 2018	Dec. 26, 2017 $ / shares	Aug. 10, 2016 shares	Aug. 09, 2016 shares	Jan. 18, 2016 $ / shares	Dec. 31, 2014 USD ($)	Dec. 24, 2014	Mar. 14, 2011	Jan. 29, 2008 shares
Common Stock Shares Authorized | shares													500,000,000																				500,000,000		500,000,000				50,000,000					50,000,000	12,500,000
Common Stock, Par or Stated Value Per Share | $ / shares													$ 0.004										$ 0.004										$ 0.004		$ 0.004				$ 0.004							$ 0.001
Amount of increase of common stocks authorized | shares													450,000,000
The amount of increase of preferred stocks authorized | shares													9,000,000
Share Capital Authorized Value | $													$ 2,010,000																										$ 201,000
Common Stock, Shares, Outstanding | shares																																	101,158,228		101,597,998
Preferred Stock, Shares Authorized | shares													10,000,000																				1,000,000		1,000,000				1,000,000											1,000,000
Preferred Stock, Shares Outstanding | shares																																	0		0
Preferred Stock, Par or Stated Value Per Share | $ / shares													$ 0.001																				$ 0.001		$ 0.001				$ 0.001
Debt Instrument, Interest Rate, Stated Percentage																											8.00%															2.50%
Stock Issued During Period, Value, Acquisitions | $																																	$ 14,661,000	$ 5,242,000
Conversion of stock split ratio																							0.25
Paris Sky
Debt Instrument, Face Amount | $																																								$ 27,100
Victor [Member]
Stock Issued During Period, Shares, Acquisitions | shares					15,992,000
Percentage of new shares issued for business acquisition					19.90%
SGOCO Fujian [Member]
Consideration | $																																															$ 11,000,000.00
SGOCO Shenzhen [Member]
Equity Method Investment, Ownership Percentage																																									100.00%
Consideration | $																																									$ 1,000
CSL
Consideration								$ 12,750,000						$ 16,170,000																				$ 12,750,000				$ 99,450		126,130
Percentage of ownership to sell in disposal																															51.00%
Number of shares to sell | shares								5,100	5,100
Ownership interest transferred																																		51.00%
CSL | Ho Pui Lung [Member]
Consideration to be received			$ 99,450			$ 12,750,000		$ 12,750,000	$ 99,450
Consideration						$ 12,750,000																															$ 99,450
Percentage of ownership to sell in disposal						51.00%	51.00%
Number of shares to sell | shares						5,100	5,100
Ownership interest transferred						51.00%	51.00%
Number of shares transferred | shares						5,100	5,100
GFS
Payments to Acquire Businesses, Gross | $					$ 21,790,000
Business Combination, Consideration Transferred, Promissory Notes Issued and Issuable | $					$ 64,340,000
Business Combination, Consideration Transferred	$ 590,000	$ 700
Boca International Limited
Disposal business, Number of shares sold during the period | shares																										94
Disposal business, percentage of ownership to be disposed																										51.00%
Consideration				$ 187,000										23,700,000												$ 187,000						$ 187,000				$ 1,460				184,840
Percentage of ownership to sell in disposal				51.00%
Number of shares to sell | shares				94
Ownership interest transferred																																51.00%
Boca International Limited | Wong Yiu Tong [Member]
Disposal business, percentage of ownership to be disposed																										51.00%
Percentage of ownership to sell in disposal				51.00%
GCL
Payments to Acquire Businesses, Gross																	$ 2,350,000	$ 19,600
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares																	2,220,283	2,220,283
Stock Issued During Period, Shares, Acquisitions | shares																	2,220,283	2,220,283
Business Combination, Consideration Transferred																	$ 2,354,000	$ 19,600
Shares Issued, Price Per Share | $ / shares																																											$ 1.06
SGO Corporation [Member]
Business Acquisition, Percentage of Voting Interests Acquired																																																	100.00%
Paris Sky
Fair value of equity issued in business acquisition | $														4,780,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned														$ 3,890,000																										$ 30,330
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares														3,889,050
Stock Issued During Period, Shares, Acquisitions | shares														3,889,050
Business Combination, Consideration Transferred | $														$ 48,128,000
Shares Issued, Price Per Share | $ / shares														$ 1.23
Sale of Stock, Price Per Share | $ / shares														$ 1.23
Business Acquisition, Percentage of Voting Interests Acquired														100.00%																										100.00%
Debt Instrument, Face Amount														$ 3,470,000																										$ 27,100
Debt Instrument, Interest Rate, Stated Percentage														8.00%																										8.00%
Stock Issued During Period, Value, Acquisitions | $														$ 4,780,000
Paris Sky | Equity Interest In BOCA [Member]
Business Combination, Consideration Transferred | $														$ 23,699,000
Business Acquisition, Percentage of Voting Interests Acquired														49.00%																										49.00%
Paris Sky | CSL [Member]
Business Combination, Consideration Transferred | $														$ 16,170,000
Business Acquisition, Percentage of Voting Interests Acquired														49.00%																										49.00%
CSL
Payments to Acquire Businesses, Gross | $																			$ 32,600,000	$ 32,600,000								$ 32,000,000.00
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares																				1,500,000
Stock Issued During Period, Shares, Acquisitions | shares						5,100	5,100
Business Combination, Consideration Transferred						$ 12,750,000	$ 99,450												$ 34,925,000		$ 35,000,000.00
Shares Issued, Price Per Share | $ / shares																			$ 1.55
Equity Method Investment, Ownership Percentage						51.00%								51.00%																							51.00%			51.00%
CSL | Ho Pui Lung [Member]
Number of shares to sell | shares								5,100	5,100
Boca International Limited
Payments to Acquire Businesses, Gross | $																								$ 52,000,000.00					$ 52,000,000	$ 52,000,000.00
Stock Issued During Period, Shares, Acquisitions | shares																						1,162,305		3,400,000					1,162,305
Business Combination, Consideration Transferred | $																													$ 56,080,000
Shares Issued, Price Per Share | $ / shares																													$ 3.51
Percentage of new shares issued for business acquisition																								19.90%
Equity Method Investment, Ownership Percentage														51.00%																										51.00%
Business Acquisition, Percentage of Voting Interests Acquired																								100.00%					100.00%
Percentage reducing electricity consumption																								50.00%
Eleven Hau Fook Street Limited
Payments to Acquire Businesses, Gross															$ 3,350,000	$ 26,100
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares															2,935,222	2,935,222
Number of properties owned | property															2	2
Vision Lane Limited
Payments to Acquire Businesses, Gross | $											$ 7,460,000	$ 6,410,000
Stock Issued During Period, Shares, Acquisitions | shares										4,519,347	4,519,347
Business Combination, Consideration Transferred | $										$ 12,740,000	$ 12,420,000
Shares Issued, Price Per Share | $ / shares										$ 1.16	$ 1.10
Stock Issued During Period, Value, Acquisitions | $											$ 5,240,000
Vision Lane Limited | Paris Sky
Payments to Acquire Businesses, Gross | $											$ 7,500,000
Fair value of equity issued in business acquisition | $										$ 5,240,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares										4,519,347	4,519,347
Business Combination, Consideration Transferred | $										$ 12,700,000	$ 12,428,205
Sale of Stock, Price Per Share | $ / shares										$ 1.16	$ 1.10
Business Acquisition, Percentage of Voting Interests Acquired											100.00%
SGOCO Fujian [Member]
Business Acquisition, Percentage of Voting Interests Acquired																																																100.00%
Honesty Group [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares																									3,575,000
Business Acquisition, Percentage of Voting Interests Acquired																									100.00%
GFS
Payments to Acquire Businesses, Gross | $																											$ 21,795,000
Business Combination, Consideration Transferred, Promissory Notes Issued and Issuable | $																											28,473,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	559,581	559,581			15,992,000
Business Combination, Consideration Transferred | $																											$ 64,341,000
Percentage of new shares issued for business acquisition					19.90%
Consideration | $					$ 64,340,000